BANK AND OTHER BORROWINGS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Property and equipment pledged as collateral	¥ 414,326	$ 63,498	¥ 119,359
Accounts receivable used to secure bank borrowings	33,686	5,163	30,524
Lease receivables	26,782	4,105	24,997
Assets, Noncurrent	4,658,540	$ 713,953	4,014,958
Restricted cash	¥ 0		¥ 0
Short-term bank borrowings, weighted average interest rate	7.01%	7.01%	7.73%
Bank Loans	¥ 39,014	$ 5,979	¥ 41,624
Other Borrowings	2,077,911	318,454	1,578,578
Carrying value of Long-term investments	166,870	25,574	0
Land [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	414,470	63,520	416,548
Construction in progress [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	¥ 1,150,018	$ 176,248	¥ 1,152,379
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate	7.11%	7.11%	11.49%
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	¥ 1,710	$ 262
Long Term Credit Facility [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	406,656	$ 62,323
Capital Addition Purchase Commitments [Member]
Debt Instrument [Line Items]
Assets, Noncurrent	¥ 0		¥ 0